1674                              FORM N-SAR                              40,419

                                  FORM N-SAR

                              SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending  ______________________

             or fiscal year ending         12/31/02
                                    ----------------------

Is this a transition report? (Y/N)            N
                                    ----------------------

Is this an amendment to a previous
filing? (Y/N)                                 N
                                    ----------------------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:   Life Insurance Separate Account of USAA Life Insurance
                         Company
   B. File Number:       811-8625
   C. Telephone Number:  1-800-531-8000

2. A. Street:  9800 Fredericksburg Road
   B. City:    San Antonio     C. State:  TX     D. Zip Code:  78288    Zip Ext:
   E. Foreign Country:                           Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)            N
                                                                   -------------

4. Is this the last filing on this form by Registrant? (Y/N)             N
                                                                   -------------

5. Is Registrant a small business investment company (SBIC)? (Y/N)       N
   [If answer is "Y" (Yes), complete only items 89 though 110.]    -------------

6. Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
   [If answer is "Y" (Yes), complete only items 111 though 132.]   -------------

7. A.  Is Registrant a series or multiple portfolio company? (Y/N)       N
      [If answer is "N" (No), go to item 8.]                       -------------

   B.  How many separate series or portfolios did Registrant
       have at the end of the period?                              _____________

Federal Securities Law Reports                                            51,602

1674                              FORM N-SAR                              40,465

For period ending       12/31/02        If filing more than one
                       -----------      Page 47, "X" box              [ ]
File number 811-        8625
                       -----------

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:            USAA Life Insurance Company
                           -----------------------------------------------------

     B. [/] File Number (If any): ______________________________________________

     C. [/] City:  San Antonio   State:  TX   Zip Code:  78288   Zip Ext:_______
                 ----------------      -------         ----------

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

111. A. [/] Depositor Name:  ___________________________________________________

     B. [/] File Number (If any): ______________________________________________

     C. [/] City:________________State:_______Zip Code:__________Zip Ext:_______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

112. A. [/] Sponsor Name:             USAA Life Insurance Company
                         -------------------------------------------------------

     B. [/] File Number (If any): ______________________________________________

     C. [/] City:  San Antonio   State:  TX   Zip Code:  78288   Zip Ext:_______
                 ----------------      -------         ----------

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

112. A. [/] Sponsor Name:  _____________________________________________________

     B. [/] File Number (If any): ______________________________________________

     C. [/] City:________________State:_______Zip Code:__________Zip Ext:_______

        [/] Foreign Country: ____________________ Foreign Postal Code: _________

Federal Securities Law Reports                                            51,602

40,466                   INVESTMENT COMPANIES--FORMS

For period ending       12/31/02        If filing more than one
                       -----------      Page 48, "X" box              [ ]
File number 811-        8625
                       -----------

113. A. [/] Trustee Name:             USAA Life Insurance Company
                         -------------------------------------------------------

     B. [/] City:\  San Antonio   State:  TX   Zip Code:  78288  Zip Ext:_______
                   -------------        -------         ---------

        [/] Foreign Country: _________________ Foreign Postal Code: ____________

113. A. [/] Trustee Name: ______________________________________________________

     B. [/] City: _______________ State: _____ Zip Code: _______ Zip Ext:_______

        [/] Foreign Country: _________________ Foreign Postal Code: ____________

114. A. [/] Principal Underwriter Name:   USAA Investment Management Company
                                       -----------------------------------------

     B. [/] File Number (If any):            41241
                                       -------------------

     C. [/] City:   San Antonio   State:  TX   Zip Code:  78288  Zip Ext:_______
                   -------------        -------         ---------

        [/] Foreign Country: _________________ Foreign Postal Code: ____________

114. A. [/] Principal Underwriter Name: ________________________________________

     B. [/] File Number (If any):       ___________________

     C. [/] City: _______________ State: _____ Zip Code: _______ Zip Ext:_______

        [/] Foreign Country: _________________ Foreign Postal Code: ____________

115. A. [/] Independent Public Accountant Name:           KPMG LLP
                                                --------------------------------

     C. [/] City:   San Antonio   State:  TX   Zip Code:  78205  Zip Ext:_______
                   -------------        -------         ---------

        [/] Foreign Country: _________________ Foreign Postal Code: ____________

115. A. [/] Independent Public Accountant Name: ________________________________

     C. [/] City: _______________ State: _____ Zip Code: _______ Zip Ext:_______

        [/] Foreign Country: _________________ Foreign Postal Code: ____________

51,602

1674                              FORM N-SAR                              40,467

For period ending       12/31/02        If filing more than one
                       -----------      Page 49, "X" box              [ ]
File number 811-        8625
                       -----------

116. Family of investment companies information

     A. [/] Is Registrant part of a family of investment
        companies? (Y/N)                                                    N
                                                                        --------
                                                                           Y/N

     B. [/] Identify the family in 10 letters _ _ _ _ _ _ _ _ _ _

            (NOTE: In filing this form, use this identification consistently for all investment companies in a family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance
        company? (Y/N)                                                      Y
                                                                        --------
                                                                           Y/N

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)                               N
                                                                        --------
                                                                           Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)                N
                                                                        --------
                                                                           Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)                 Y
                                                                        --------
                                                                           Y/N

     E. [/] Other types of insurance products registered under
        the Securities Act of 1933? (Y/N)                                   N
                                                                        --------
                                                                           Y/N

118. [/] State the number of series existing at the end of the
period that had securities registered under the Securities Act of 1933     18
                                                                        --------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
during the period                                                           0
                                                                        --------

120. [/] State the total value of the portfolio securities on the date
of deposit for the new series included in item 119 ($000's omitted)         0
                                                                        --------

121. [/] State the number of series for which a current prospectus was
in existence at the end of the period                                      18
                                                                        --------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
current period                                                             18
                                                                        --------

Federal Securities Law Reports                                           51,602

40,468              INVESTMENT COMPANIES--FORMS

For period ending       12/31/02        If filing more than one
                       -----------      Page 50, "X" box              [ ]
File number 811-        8625
                       -----------

123. [/] State the total value of the additional units considered
in answering item 122 ($000's omitted)                                $  1,218
                                                                       ---------

124. [/] State the total value of units prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date
they were placed in the subsequent series) ($000's omitted)           $   N/A
                                                                       ---------

125. [/] State the total amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
principal underwriter which is an affiliated person of the
principal underwriter during the current period solely from the
sale of units of all series of Registrant ($000's omitted)            $   N/A
                                                                       ---------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
subsequent series. ) ($000's omitted)                                 $   N/A
                                                                       ---------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group o series during the current period (excluding distributions of realized gains, if any):

                                               Number of         Total Assets         Total Income
                                                Seried             ($000's            Distributions
                                               Investing           omitted)          ($000's omitted)
A. U.S. Treasury direct issue                      0             ____________        ________________
                                               ---------
B. U. S. Government agency                         0             ____________        ________________
                                               ---------
C. State and municipal tax-free                    0             ____________        ________________
                                               ---------
D. Public utility debt                             0             ____________        ________________
                                               ---------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                     0             ____________        ________________
                                               ---------
F. All other corporate intermed. &
   long-term debt                                  0             ____________        ________________
                                               ---------
G. All other corporate short-term debt             0             ____________        ________________
                                               ---------
H. Equity securities of brokers or dealers
   or patents of brokers or dealers                0             ____________        ________________
                                               ---------
I. Investment company equity securities            0             ____________        ________________
                                               ---------
J. All other equity securities                    18            $    7,789          $       0
                                               ---------         ------------        ----------------
K. Other securities                                0             ____________        ________________
                                               ---------
L. Total assets of all series of registrant       18            $    7,789          $       0
                                               ---------         ------------        ----------------

51,602

1674                              FORM N-SAR                              40,469

For period ending       12/31/02        If filing more than one
                       -----------      Page 51, "X" box              [ ]
File number 811-        8625
                       -----------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
other than the issuer? (Y/N)                                                N
                                                                        --------
                                                                           Y/N

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest
at the end of the current period? (Y/N)                                     N
                                                                        --------
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
item 129 derived from insurance or guarantees? (Y/N)                        N
                                                                        --------
                                                                           Y/N

131. Total expenses incurred by all series of Registrant during
the current reporting period ($000's omitted)                               61
                                                                        --------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-     8625   811-_________   811-_________   811-_________
    ---------
811-_________   811-_________   811-_________   811-_________

811-_________   811-_________   811-_________   811-_________

811-_________   811-_________   811-_________   811-_________

811-_________   811-_________   811-_________   811-_________

811-_________   811-_________   811-_________   811-_________

811-_________   811-_________   811-_________   811-_________

811-_________   811-_________   811-_________   811-_________

811-_________   811-_________   811-_________   811-_________

                          [The next page is 40,501]

Federal Securities Law Reports                                            51,602